Debt - Senior Secured Convertible Notes (Details) - Vacasa Holdings LLC - USD ($)		9 Months Ended	12 Months Ended
	May 21, 2020	Sep. 30, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Aggregate principal amount	$ 108,100,000
Conversion price per unit		$ 1
Senior Secured Convertible Notes
Debt Instrument [Line Items]
Aggregate principal amount	108,100,000
Debt converted		$ 0	$ 0
D-1 Convertible Notes
Debt Instrument [Line Items]
Net proceeds from offering, after deducting debt issuance costs	105,900,000
Interest rate		3.00%	3.00%
Debt default, interest rate		2.00%	2.00%
PIK interest		7.00%	7.00%
Debt outstanding		$ 115,600,000	$ 108,100,000
Uncapitalized PIK interest accrued		$ 2,900,000	$ 4,700,000
Minimum percentage of purchasers of outstanding principal amount required for prepayment of debt		51.00%	51.00%
Minimum percentage of purchasers of outstanding principal amount required for conversion of debt		51.00%	51.00%
D-2 Convertible Notes
Debt Instrument [Line Items]
Aggregate principal amount	$ 108,100,000
Convertible notes issued		$ 0	$ 0
Conversion price per unit	$ 0.50